Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Key management personnel
Related party transactions
Schedule of key management personnel compensation

	2023	2022
	£ 000	£ 000
Salaries and other short term employee benefits	883	1,266
Payments to defined contribution pension schemes	1	12
Share-based payment expense	795	144
Termination benefits	—	368
	1,679	1,790